EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21. EMPLOYEE BENEFIT PLANS

        Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for these eligible employees is based on 20% of the applicable payroll cost in 2012. The expense paid by the Company to these defined contributions schemes was $2,116,173, $3,825,278 and $5,880,203 for the years ended December 31, 2010, 2011 and 2012, respectively.

        In addition, in 2012, the Company is required by PRC law to contribute approximately 10%, 8%, 2% and 2% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefits were $1,979,476, $4,067,355 and $6,012,889 for the years ended December 31, 2010, 2011 and 2012, respectively.